OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

March 3, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Quest for Value Funds
    File Nos. 33-15489; File No. 811-5225

    EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

On behalf of Oppenheimer Quest for Value Funds, with respect to one of its series, Oppenheimer Quest Opportunity Value Fund (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 61 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2009.

Sincerely,

/s/ Carl Algermissen

------------------------------------

Carl Algermissen

Vice President & Associate Counsel

303-768-2486

cc:     Kramer Levin Naftalis & Frankel LLP

          KPMG LLP
          Gloria LaFond

          Nancy S. Vann